OIL AND GAS PROPERTIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Oil and Gas Property
Unproved Leaseholds	$ 378,478	$ 217,347
Asset Retirement Obligation	94,042	61,407
Total Oil and Gas Properties	$ 472,520	$ 278,754